Income Taxes (Details)		6 Months Ended
	Mar. 21, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Income Taxes [Line Items]
Enterprise income tax rate		25.00%	25.00%
Two-tiered profits tax rate amount		16.50%	16.50%
Tax reduction percentage		100.00%	100.00%	100.00%	100.00%
Tax adjustments settlements		$ 385	$ 3,000	$ 192	$ 1,500
Minimum [Member]
Income Taxes [Line Items]
Preferential tax percent		12.50%	12.50%
Two-tiered profits tax rates amount (in Dollars)	$ 2,000,000
Two-tiered profits tax rate amount	8.25%
Maximum [Member]
Income Taxes [Line Items]
Preferential tax percent		20.00%	20.00%
Two-tiered profits tax rates amount (in Dollars)	$ 2,000,000
Two-tiered profits tax rate amount	16.50%